Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Property, plant and equipment, including those acquired by capital lease, consisted of the following:

(in millions)	December 31, 2015	December 31, 2014
Computer equipment and furniture	$187.3	$153.1
Building and building improvements	91.4	89.0
Purchased software	75.4	59.5
Land	3.2	3.2
Total cost of property, plant and equipment	357.3	304.8
Less: accumulated depreciation	(174.3)	(123.4)
Total property, plant and equipment, net of accumulated depreciation	$183.0	$181.4